Accrued Expenses - Schedule of Accrued Expenses (Details) - USD ($)	Sep. 30, 2025	Mar. 31, 2025
Accruals for operating expenses:
– Staff costs	$ 45,536	$ 41,684
– Listing expenses	196,410	80,066
– Auditor’s remuneration		140,000
Total	$ 241,946	$ 261,750